Summary of Significant Accounting Policies - Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Stock-based compensation expense	$ 29,430	$ 21,053	$ 8,662
Income tax benefit related to stock-based compensation	$ 310	$ 241	$ 161